Group Statement of Changes in Equity - USD ($) $ in Millions		Total	Adjustment for transition to new accounting pronouncements	Revised opening balance	Total	Total Adjustment for transition to new accounting pronouncements	Total Revised opening balance	Share capital	Share capital Revised opening balance	Share premium	Share premium Revised opening balance	Other reserves	Other reserves Revised opening balance	Retained earnings	Retained earnings Adjustment for transition to new accounting pronouncements	Retained earnings Revised opening balance	Non-controlling interests	Non-controlling interests Revised opening balance
Opening balance at Dec. 31, 2019		$ 45,242			$ 40,532			$ 3,655		$ 4,313		$ 9,177		$ 23,387	$ 0		$ 4,710
Total comprehensive income	[1]	12,984			12,201							2,798		9,403			783
Currency translation arising on Rio Tinto Limited's share capital		333			333			333
Dividends (note 3)		(6,821)			(6,132)									(6,132)			(689)
Share buy-back		(1)			(1)									(1)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees		(107)			(107)							(76)		(31)
Change in equity interest held by Rio Tinto		0			84									84			(84)
Treasury shares reissued and other movements		1			1					1
Equity issued to holders of non-controlling interests (note 30)		129															129
Employee share awards charged to the income statement		143			143							61		82
Closing balance at Dec. 31, 2020		51,903			47,054			3,988		4,314		11,960		26,792	0		4,849
Total comprehensive income	[1]	21,305			19,896							(1,916)		21,812			1,409
Currency translation arising on Rio Tinto Limited's share capital		(211)			(211)			(211)
Dividends (note 3)		(16,475)			(15,385)									(15,385)			(1,090)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees		(113)			(113)							(95)		(18)
Change in equity interest held by Rio Tinto		0			76									76			(76)
Treasury shares reissued and other movements		6			6					6
Equity issued to holders of non-controlling interests (note 30)		66															66
Employee share awards charged to the income statement		109			109							49		60
Closing balance at Dec. 31, 2021		56,590	$ (17)	$ 56,573	51,432	$ (17)	$ 51,415	3,777	$ 3,777	4,320	$ 4,320	9,998	$ 9,998	33,337	$ (17)	$ 33,320	5,158	$ 5,158
Total comprehensive income	[1]	11,207			10,705							(2,165)		12,870			502
Currency translation arising on Rio Tinto Limited's share capital		(240)			(240)			(240)
Dividends (note 3)		(12,137)			(11,716)									(11,716)			(421)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees		(100)			(100)							(84)		(16)
Change in equity interest held by Rio Tinto		(3,206)			701									701			(3,907)
Treasury shares reissued and other movements		2			2					2
Equity issued to holders of non-controlling interests (note 30)		86			(711)									(711)			797
Employee share awards charged to the income statement		119			119							56		63
Transfers and other movements		(30)															(30)
Closing balance at Dec. 31, 2022		$ 52,274			$ 50,175			$ 3,537		$ 4,322		$ 7,805		$ 34,511			$ 2,099

[1]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.